Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018		$ 235,177		$ (235,177)
Beginning balance, shares at Dec. 31, 2018		235,176,673
Net loss for the period
Ending balance at Dec. 31, 2019		$ 235,177		(235,177)
Ending balance, shares at Dec. 31, 2019		235,176,673
Net loss for the period
Ending balance at Mar. 31, 2020		$ 235,177		(235,177)
Ending balance, shares at Mar. 31, 2020		235,176,673
Beginning balance at Dec. 31, 2019		$ 235,177		(235,177)
Beginning balance, shares at Dec. 31, 2019		235,176,673
Net loss for the period
Ending balance at Jun. 30, 2020		$ 235,177		(235,177)
Ending balance, shares at Jun. 30, 2020		235,176,673
Beginning balance at Dec. 31, 2019		$ 235,177		(235,177)
Beginning balance, shares at Dec. 31, 2019		235,176,673
Net loss for the period
Ending balance at Dec. 31, 2020		$ 235,177		(235,177)
Ending balance, shares at Dec. 31, 2020		235,176,673
Net loss for the period
Ending balance at Mar. 31, 2021		$ 235,177		(235,177)
Ending balance, shares at Mar. 31, 2021		235,176,673
Beginning balance at Dec. 31, 2020		$ 235,177		(235,177)
Beginning balance, shares at Dec. 31, 2020		235,176,673
Net loss for the period
Ending balance at Jun. 30, 2021		$ 235,177		$ (235,177)
Ending balance, shares at Jun. 30, 2021		235,176,673